Capital and funding - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares acquired (in shares)	34,217,605	62,976,145
Number of ordinary shares held by other group companies in connection with share-based compensation plans (in shares)	2,727,097
Unilever PLC
Disclosure of classes of share capital [line items]
Number of shares held by employee share ownership trust (in shares)	327,303
Number of treasury shares held (in shares)		5,301,158